SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 7 - SEGMENT REPORTING

A.	General information

Commencing 2020, the operations of the Company are conducted through three different core activities: Breast Cancer Test (TM-B1, TM-B2), Alzheimer and COVID-19 testing, each of which are operating segments. These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

B.	Information about reported segment profit or loss and assets

			COVID-19
	Breast Cancer Test	Alzheimer	Testing and related products	Un-allocated	Total
	Unaudited
Three months ended March 31, 2022
Revenues	-	-	2,199	-	2,199
Operating loss	(1,107)	-	(1,303)	(1,707)	(4,117)
Unallocated amounts:
Financing expenses, net				(3,471)	(3,471)
Share in losses of affiliated companies accounted for under equity method, net				-	-
Net loss	(1,107)	-	(1,303)	(5,178)	(7,588)

The evaluation of performance is based on the operating income of each of the three reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the reportable segments’ nature, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

Management has determined that none of the equity method investees is eligible to be considered as reportable segment as they do not meet the criteria in ASC Topic 280-10-50 (or they did not commence their operations)..

C.	Revenues by geographic region are as follows:

	Three months period ended March 31,
	2022	2021
	Unaudited
Israel	$-	$-
United States	2,199	5,031
Total	2,199	5,031

TODOS MEDICAL LTD.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

D.	Property and equipment, net, by geographic areas:

	As of March 31,	As of December 31,
	2022	2021
	Unaudited
Israel	$31	$34
United States	2,082	2,011
Property and equipment, net	$2,113	$2,045

E.	Major customers

	As of March 31,
	2022	2021
Client A	-	85.3%
Client B	27.2%	-

Client D	11.2%	-
Total	38.4%	85.3%

NOTE 24 - SEGMENT REPORTING

A.	General information

Commencing 2020, the operations of the Company are conducted through three different core activities: Breast Cancer Test (TM-B1, TM-B2), Alzheimer and COVID-19 testing and related products (commencing the fourth quarter of 2020), each of which are operating segments. These activities also represent the reportable segments of the Group.

The reportable segments are viewed and evaluated separately by Company management, since the marketing strategies, processes and expected long term financial performances of the segments are different.

B.	Information about reported segment profit or loss and assets

			COVID-19
	Breast Cancer Test	Alzheimer	Testing and related products	Un- allocated	Total
	Unaudited
Year ended December 31, 2021
Revenues		-	12,230	-	12,230
Operating loss	(528)	-	(3,442)	(5,316)	(9,286)
Unallocated amounts:
Financing expenses, net				(30,340)	(30,340)
Other losses				(2,030)	(2,030)
Share in losses of affiliated companies accounted for under equity method, net				(1,658)	(1,658)
Net loss				(43,314)	(43,314)

The evaluation of performance is based on the operating income of each of the three reportable segments.

Accounting policies of the segments are the same as those described in the accounting policies applied in the consolidated financial statements.

Due to the reportable segments’ nature, there have been no inter-segment sales or transfers during the reported periods.

Financing expenses, net and the share of the Company in losses of affiliated companies were not allocated to the reportable segments, since these items are carried and evaluated on the enterprise level.

Management has determined that none of the equity method investees is eligible to be considered as reportable segment as they do not meet the criteria in ASC Topic 280-10-50 (or they did not commence their operations).

C.	Revenues by geographic region are as follows:

	Year ended December 31,
	2021	2021

Israel	$-	$-
United States	12,230	5,207
	12,230	5,207

D.	Property and equipment, net, by geographic areas:

	As of December 31,
	2021	2020
Israel	$34	$61
United States	2,011	1,938
Property and equipment, net	$2,045	$1,999

E.	Major customers

	As of December 31,
	2021	2020
Client A	47.2%	56.6%
Client B	12.0%	0.8%
Client C	11.9%	2.7%
	71.1%	60.1%

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 25 - SUBSEQUENT EVENTS